Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions	€ 140.8	€ 193.7	€ 86.7
Additional provision in the period	43.3	100.2
Provision used	81.7	29.4
Release of provision	13.5	17.6
Unwinding of discounting	1.2	1.4
Restructuring
Disclosure of other provisions [line items]
Provisions	€ 26.3	59.1	21.0
Estimated completion of activities, period	18 months
Additional provision in the period	€ 30.9	60.2
Provision used	63.6	16.7
Release of provision	0.1	5.2
Unwinding of discounting	0.0	0.0
Strategic reorganization
Disclosure of other provisions [line items]
Additional provision in the period	18.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	10.2	24.5	31.8
Additional provision in the period	5.8	0.0
Provision used	5.8	0.0
Release of provision	12.2	9.8
Unwinding of discounting	0.0	0.0
Contingent consideration
Disclosure of other provisions [line items]
Provisions	10.4	10.0	17.4
Additional provision in the period	0.0	0.0
Provision used	0.0	8.0
Release of provision	0.0	0.0
Unwinding of discounting	0.4	0.6
Other provision
Disclosure of other provisions [line items]
Provisions	18.5	19.5	€ 16.5
Additional provision in the period	6.6	5.3
Provision used	8.4	2.2
Release of provision	1.2	2.6
Unwinding of discounting	0.0	0.0
Professional fees related to tax investigations and other obligations
Disclosure of other provisions [line items]
Provisions	2.7	2.8
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	5.6	6.1
La Cocinera | Contingent consideration
Disclosure of other provisions [line items]
Provisions	8.9
Lutosa | Contingent consideration
Disclosure of other provisions [line items]
Provisions	1.5
Findus | Contingent consideration
Disclosure of other provisions [line items]
Unwinding of discounting	0.4
Findus | Asset retirement obligation
Disclosure of other provisions [line items]
Provisions	3.1	€ 3.2
Bjuv Facility | Sweden | Restructuring
Disclosure of other provisions [line items]
Additional provision in the period	12.5
Bjuv Facility | Sweden | Onerous/unfavorable contracts - lease
Disclosure of other provisions [line items]
Provisions	€ 72.5
Discount rate	1.00%	1.00%
Inflation rate	1.00%	1.00%
Increase (decrease) in risk free rate or inflation rate assumptions, percentage change	0.50%
Effect of 0.5% increase (decrease) in risk free rate or inflation rate assumptions	6.00%
Bjuv Facility | Sweden | Onerous/unfavorable contracts - service contract
Disclosure of other provisions [line items]
Provisions	€ 2.9